Operating Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Operating Leases
9. Operating Leases
Charters-in

As at December 31, 2018, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in vessels were approximately $283.9 million, comprised as follows:

	2019	2020	2021	2022	2023	Beyond 2023
	(in millions of U.S. Dollars)
Charters-in – operating leases	92.6	74.3	53.4	9.1	9.1	5.6
Charters-in – operating leases (1)	23.7	16.1	—	—	—	—
	116.3	90.4	53.4	9.1	9.1	5.6

(1)
As at December 31, 2018, Teekay LNG was chartering in a vessel at a fixed-rate from its 52%-owned joint venture with Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) for a period of two years until September 2020. Teekay LNG recognizes the expense from this charter on a straight-line basis over the firm period of the charter and this expense is presented as time-charter hire expense in the Company's consolidated statements of (loss) income.

Other
Teekay Tangguh Joint Venture
As at December 31, 2018, the Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), of which Teekay LNG has a 69% ownership interest, was a party to operating leases (or Head Leases) whereby it leases its two LNG carriers (or the Tangguh LNG Carriers) to a third party. The Teekay Tangguh Joint Venture then leases back the LNG carriers from the same third-party company (or the Subleases). Under the terms of these leases, the third-party company claims tax depreciation on the capital expenditures it incurred to lease the vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the Teekay Tangguh Joint Venture. Lease payments under the Subleases are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lease payments are increased or decreased under the Sublease to maintain the agreed after-tax margin. The Teekay Tangguh Joint Venture’s carrying amounts of this tax indemnification guarantee as at December 31, 2018 and December 31, 2017 were $6.6 million and $7.1 million, respectively, and are included as part of other long-term liabilities in the consolidated balance sheets of the Company. The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred and ends in 2033. Although there is no maximum potential amount of future payments, the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, the Teekay Tangguh Joint Venture will be required to make termination payments to the third-party company sufficient to repay the third-party company’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Head Leases and the Subleases have 20-year terms and are classified as operating leases. The Head Lease and the Sublease for the two Tangguh LNG Carriers commenced in November 2008 and March 2009, respectively.

As at December 31, 2018, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(1) $	Sublease Payments(1)(2) $
2019	21,242	23,875
2020	21,242	23,875
2021	21,242	23,875
2022	21,242	23,875
2023	21,242	23,875
Thereafter	111,611	125,485
Total	217,821	244,860

(1)
The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2018, Teekay LNG had received $292.6 million of aggregate Head Lease receipts and had paid $236.3 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings, is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2018, $3.7 million (December 31, 2017 – $3.7 million) and $29.3 million (December 31, 2017 – $33.0 million) of Head Lease receipts had been deferred and included in accrued liabilities and other and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.

(2)	The amount of payments under the Subleases is updated annually to reflect any changes in the lease payments due to changes in tax law.